STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Total	Adoption of new accounting standards	GE shareholders' equity balance	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Adoption of new accounting standards	Currency translation adjustments	Benefit plans	Investment securities and cash flow hedges	Long-duration insurance contracts	Other capital	Retained earnings	Retained earnings Adoption of new accounting standards	Common stock held in treasury	Noncontrolling interest
Beginning balance at Dec. 31, 2019					$ (11,732)	$ 0					$ 34,405	$ 87,732	$ (175)	$ (82,797)
Increase (decrease) in shareholders' equity
Other comprehensive income (loss)							$ 433	$ 1,628	$ (78)	$ 0
Purchases														(28)
Dispositions											(703)			864
Stock-based compensation											429
Other changes	[1]										176
Net earnings (loss) attributable to the Company		$ 5,704										5,704
Dividends and other transactions with shareholders												(1,014)
Ending balance at Dec. 31, 2020		37,073	$ (7,285)	$ 35,552	(9,749)	(5,278)	(4,386)	(5,395)	32	0	34,307	92,247	(2,007)	(81,961)	$ 1,522
Preferred stock issued		6
Common stock issued		702
Increase (decrease) in shareholders' equity
Other comprehensive income (loss)							(174)	9,041	(1,299)	2,599
Purchases														(107)
Dispositions											(740)			974
Stock-based compensation											429
Other changes	[1]										696
Net earnings (loss) attributable to the Company		(6,337)										(6,337)
Dividends and other transactions with shareholders												(617)
Ending balance at Dec. 31, 2021		33,346		32,044	(4,860)	$ 0	(4,569)	3,646	5,172	(9,109)	34,691	83,286	$ 0	(81,093)	1,302
Preferred stock issued		6
Common stock issued		15
Increase (decrease) in shareholders' equity
Other comprehensive income (loss)							(1,324)	2,886	(7,099)	8,126
Purchases														(1,048)
Dispositions											(741)			931
Stock-based compensation											362
Other changes	[1]										(139)
Net earnings (loss) attributable to the Company		339										339
Dividends and other transactions with shareholders												(642)
Ending balance at Dec. 31, 2022		34,912		$ 33,696	$ (2,272)		$ (5,893)	$ 6,531	$ (1,927)	$ (983)	$ 34,173	$ 82,983		$ (81,209)	$ 1,216
Preferred stock issued		6
Common stock issued		$ 15

[1]	Included $687 million related to the change in par value of issued common stock from $0.06 to $0.01 in the year ended December 31, 2021.